Reinsurance and Retrocessional Reinsurance (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Insurance [Abstract]
Reinsurance recoverable on reserves for losses and loss adjustment expenses	$ 1,243.8	$ 1,195.6	$ 1,491.9	$ 1,255.6
Reinsurance recoverable for paid claims and claims adjustments	419.9	438.7
Reinsurance recoverables on paid losses, allowance	0.3	0.3
Reinsurance recoverables on unpaid losses, allowance	$ 0.9	$ 0.9